Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-lived intangible assets:
Gross carrying value	¥ 122,132,935		¥ 156,814,563
Accumulated amortization	46,455,384		39,093,870
Net carrying value	75,677,551	$ 10,367,782	117,720,693
Trademarks [Member]
Finite-lived intangible assets:
Gross carrying value	21,129,394		21,129,394
Accumulated amortization	12,600,294		11,918,554
Net carrying value	8,529,100	1,168,482	9,210,840
Technology [Member]
Finite-lived intangible assets:
Gross carrying value	4,200,000		4,200,000
Accumulated amortization	2,310,000		1,890,000
Net carrying value	1,890,000	258,929	2,310,000
Network rights [Member]
Finite-lived intangible assets:
Gross carrying value	210,755		210,755
Accumulated amortization	209,550		209,550
Net carrying value	1,205	165	1,205
Purchased software [Member]
Finite-lived intangible assets:
Gross carrying value	29,279,182		24,888,810
Accumulated amortization	28,875,979		22,772,548
Net carrying value	403,203	55,239	2,116,262
Reacquired rights [Member]
Finite-lived intangible assets:
Gross carrying value	2,531,418		2,531,418
Accumulated amortization	2,024,376		1,868,033
Net carrying value	507,042	69,464	663,385
Others [Member]
Finite-lived intangible assets:
Gross carrying value	435,185		435,185
Accumulated amortization	435,185		435,185
Net carrying value
Da Niang Trademark [Member]
Intangible asset with indefinite life:
Gross carrying value	64,347,001		103,419,001
Accumulated amortization
Net carrying value	¥ 64,347,001	$ 8,815,503	¥ 103,419,001